UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5021

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31

Date of reporting period:	6/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Short-Intermediate Municipal Bond Fund
Statement of Investments
June 30, 2005(Unaudited)
	Amount($)	Value($)
Long-Term Municipal Investments--98.0%

Alabama--1.1%

Jefferson County, Limited Obligation
School Warrants:
5%,1/1/2007	1,500,000	1,545,330
5%,1/1/2008	1,000,000	1,046,650

Alaska--1.2%

Alaska Housing Finance Corp.
(State Capital Project)4%,7/1/2005(Insured; MBIA)	2,635,000	2,635,105

Arkansas--.9%

Arkansas Student Loan Authority, Revenue
(Student Loan)5.35%,6/1/2009	2,000,000	2,080,040

California--4.0%

California Department of Water Resources,
Power Supply Revenue
5.25%,5/1/2007(Insured;MBIA)	2,500,000	2,613,275

California Statewide Communities Development Authority,
Revenue(Kaiser Permanente)
3.875%,4/1/2010	5,000,000	5,092,200

San Diego County,COP
(Burnham Institute)5.15%,9/1/2006	400,000	406,604

Truckee-Donner Public Utility District, COP
4%,1/1/2007(Insured; ACA)	1,000,000	1,013,700

Colorado--1.3%

Countrydale Metropolitan District
3.50%,12/1/2007(LOC;Compass Bank)	3,000,000	3,010,260

Connecticut--1.0%

Greenwich Housing Authority, MFHR(Greenwich Close):
5.95%,9/1/2006	310,000	315,202
6.05%,9/1/2007	330,000	339,369

Mashantucket Western Pequot Tribe, Special Revenue
6.50%,9/1/2005	1,260,000	1,266,287

Mohegan Tribe of Indians of Connecticut Gaming Authority,
Priority Distribution Payment, Public Improvement
5%,1/1/2008	300,000	311,118

District of Columbia--1.3%

District of Columbia
Zero Coupon,7/1/2005(Insured; FSA)	2,890,000	2,889,798

Florida--4.8%

Highlands County Health Facilities Authority,Revenue
(Adventist Health/Sunbelt)3.35%,9/1/2005	4,000,000	4,003,000

Hillsborough County Industrial Development Authority,
HR(Tampa General Hospital Project)
4%,10/1/2006	1,640,000	1,660,156

Lee County Industrial Development Authority,
Healthcare Facilities Revenue
(Cypress Coveat Healthpack Florida,Inc.Project)
4.75%,10/1/2008	3,000,000	3,002,070

Tampa, Revenue(Health System-
Catholic Health)
5%,11/15/2009(Insured; MBIA)	1,000,000	1,074,600

West Orange Healthcare District,Revenue
5.30%,2/1/2007	1,155,000	1,194,328

Georgia--3.5%

Development Authority of the City of
Milledgeville and Baldwin County,Revenue
(Georgia College and State University
Foundation Property III,LLC
Student Housing System Project):
5%,9/1/2007	640,000	659,546
5%,9/1/2008	835,000	867,724
5%,9/1/2009	1,045,000	1,091,931

Municipal Electric Authority of Georgia,
Project One Subordinated
5%,1/1/2009(Insured;AMBAC)	5,000,000	5,313,900

Hawaii--.6%

Kuakini, Health System Special Purpose Revenue
5%,7/1/2007	1,235,000	1,259,614

Illinois--3.9%

Alton, Hospital Facility Revenue
(Saint Anthony's Health Center)
5.875%,9/1/2006	830,000	834,963

Chicago Housing Authority, Capital Program Revenue
5%,7/1/2006	4,000,000	4,079,440

Illinois Development Finance Authority, SWDR
(Waste Management Inc. Project)
5.05%,1/1/2010	2,000,000	2,095,820

Northern Illinois University, Revenues
(Auxilary Facilities System)
Zero Coupon,4/1/2006(Insured;FGIC)	1,865,000	1,827,588

Indiana--3.8%

Indiana Development Finance Authority,SWDR
(Waste Management Inc. Project)2.70%,10/1/2005	1,000,000	997,870

Indiana Health Facility Financing Authority, Revenue:
(Ascension Health Subordinate Credit Group)
5%,5/1/2009	2,500,000	2,663,000
Hospital(Methodist Hospital Inc.)
5%,9/15/2005	1,000,000	1,004,110

PurdueUniversity,UniversityRevenues
(Purdue University Student Facilities System)
5%,7/1/2006	3,755,000	3,839,675

Iowa--2.9%

Ankeny Community School District,
Sales and Services Tax Revenue
(School Infrastructure)4%,7/1/2006	2,560,000	2,587,494

Coralville, GO Annual Appropriation,
Corporate Purpose
5%,6/1/2007	1,000,000	1,031,340

Eddyville,PCR(Cargill Inc. Project)
5.40%,10/1/2006	2,760,000	2,841,227

Kansas--1.8%

Burlington,EIR(Kansas City Power and Light):
4.75%,Series A,10/1/2007	1,000,000	1,029,800
4.75%,Series B,10/1/2007	2,000,000	2,055,220
4.75%,SeriesD,10/1/2007	1,000,000	1,027,610

Kentucky--.9%

Northern Kentucky Water District, Revenue, BAN
3.25%,5/1/2007	2,000,000	2,000,240

Louisiana--1.4%

Calcasieu Parish Industrial Development Board,PCR
(Occidental Petroleum Project)
4.80%,12/1/2006	3,000,000	3,065,310

Maine--1.0%

Maine Educational Loan Marketing Corp.,
Subordinate Loan Revenue
6.50%,11/1/2009	2,195,000	2,341,363

Massachusetts--.7%

Massachusetts Health and Educational Facilities
Authority,Revenue
(Partners Healthcare System)
5%,7/1/2008	1,500,000	1,585,980

Michigan--5.0%

Michigan Hospital Finance Authority
(Sparrow Obligation Group):
5%,11/15/2005	1,250,000	1,260,150
5%,11/15/2006	1,500,000	1,539,855
5.25%,11/15/2008	3,000,000	3,192,180

University of Michigan, University Revenues
(Hospital)5%,12/1/2006	5,100,000	5,254,428

Mississippi--1.4%

Mississippi(Gaming Counties
HighwayImprovementsProject)
5%,10/1/2008(Insured;AMBAC)	3,000,000	3,199,380

Missouri--.9%

Saint Louis Industrial Development Authority,
MFHR (Vaughn Elderly Apartments Project)
4%,12/20/2006	2,000,000	2,004,260

Nebraska--1.4%

University of Nebraska, University Revenues
(Lincoln Memorial Stadium)
5%,11/1/2007	3,035,000	3,173,426

Nevada--1.3%

Washoe County Airport Authority,
Airport System Improvement Revenue
5%,7/1/2005(Insured;FGIC)	3,025,000	3,025,182

New Hampshire--1.9%

New Hampshire Business Finance Authority,
PCR(United Illuminating)
3.50%,2/1/2009	4,360,000	4,319,583

New Jersey--4.7%

New Jersey Economic Development Authority, Revenue:
Cigarette Tax
5%,6/15/2008	2,750,000	2,880,295
Department of Human Services(Pooled Financing)
4%,7/1/2005	1,350,000	1,350,040
FirstMortgage
(Cadbury Corp.Project)
4.65%,7/1/2006(Insured;ACA)	1,565,000	1,576,894
Market Transition Facility
5%,7/1/2005(Insured;MBIA)	2,500,000	2,500,175

Union County Utilities Authority, Solid Waste Revenue
Senior Lease(Ogden Martin)
5.50%,6/1/2008(Insured;AMBAC)	2,240,000	2,388,109

New Mexico--.9%

JicarillaApacheNation,Revenue
4%,9/1/2008	765,000	780,315

New Mexico Financing Authority, Revenue
(Public Project Revolving Fund)
4%,6/1/2007(Insured;AMBAC)	1,145,000	1,171,816

New York--10.5%

Dutchess County Industrial Development Agency,
IDR (IBMProject)
5.45%,12/1/2009	2,000,000	2,167,640

New York City 5%,8/1/2006	1,500,000	1,536,615

New York State Dormitory Authority:
(City University System Consolidated
Fifth General Resolution Revenue)
5.25%,1/1/2009	2,000,000	2,137,920
(Lenox Hill Hospital Obligation Group)
5.25%,7/1/2008	1,250,000	1,316,762
LR(Court Facilities Lease-New York City Issue)
5%,5/15/2007	3,500,000	3,647,420
(South Nassau Communities Hospital)
5.25%,7/1/2009	945,000	1,007,720

New York State Urban Development Corp.,Correctional
and Youth Facilities,Service Contract Revenue
(Empire State Development Corp.)
5.25%,1/1/2009	2,000,000	2,132,580

Port Authority of New York and New Jersey,
Special Obligation Revenue,
(Special Project-JFK International Air Terminal 6)
6.25%,12/1/2008(Insured;MBIA)	2,000,000	2,189,100

Tobacco Settlement Financing Corp.of New York,
Revenue Asset Backed:
5%,6/1/2006	1,200,000	1,224,600
4%,6/1/2007	4,275,000	4,357,678
5%,6/1/2007	2,000,000	2,074,960

North Carolina--1.6%

Durham,COP
4%,6/1/2008	2,000,000	2,058,980

North Carolina Medical Care Commission
Retirement Facilities, Revenue,First Mortgage
(Cypress Glen)3.80%,10/1/2007	1,500,000	1,494,645

Ohio--2.5%

Hamilton County Local District,Cooling Facilities
Revenue(Trigen Cinergy)
4.60%,6/1/2009	2,000,000	2,029,880

Lorain County,HR,Improvement(Catholic Healthcare)
5.25%,10/1/2007	3,515,000	3,684,704

Oklahoma--4.7%

Oklahoma Development Finance Authority, LR:
(Master Oklahoma State System Higher Education)
4%,6/1/2006	1,000,000	1,011,320
(Oklahoma State System Higher Education)
3%,12/1/2008(Insured;MBIA)	1,000,000	1,002,830

Tulsa County,Combined Purpose:
Independent School District Number 1
ZeroCoupon,8/1/2007(Insured;MBIA)	2,000,000 a	1,879,660
Independent School District Number 5:
4%,7/1/2005	1,125,000	1,125,045
4%,7/1/2006	1,125,000	1,140,098
4%,7/1/2007	1,125,000	1,152,326
4%,7/1/2008	1,160,000	1,197,619

Tulsa'sPortofCatoosaFacilitiesAuthority,
IDR (Cargill, Inc. Project)
5.35%,9/1/2006	2,100,000	2,157,456

Pennsylvania--5.5%

Allegheny County, Airport Revenue
(Pittsburgh International Airport)
5.75%,1/1/2006(Insured; MBIA)	2,000,000	2,027,600

Allegheny County Industrial Development Authority, Revenue
(Western Pennsylvania School for Blind Children)
2.75%,7/1/2006	1,500,000	1,500,000

Philadelphia Hospitals and Higher Education
Facilities Authority,Revenue
(Jefferson Health System):
5%,5/15/2009	1,795,000	1,894,820
5%,5/15/2009	2,310,000	2,446,475

Port Authority of Allegheny County,GAN
4%,6/30/2006(LOC;PNCBank)	2,300,000 a	2,330,958

Temple University of the Commonwealth System of
Higher Education,
University Funding Obligations
4%,4/28/2006	2,125,000	2,146,739

RhodeIsland--.5%

Rhode Island Health and Educational Building Corp.,
Revenue (Hospital Financing)
3%,9/1/2006(LOC; Fleet National Bank)	1,165,000	1,166,130

South Carolina--.5%

College of Charleston, Higher Education Facilities Revenue
4%,10/1/2005(Insured;FGIC)	1,145,000	1,148,939

Tennessee--.9%

The Health, Educational and Housing Facility
Board of the County of Shelby,Revenue
(Baptist Memorial Health Care)
5%,10/1/2008	2,000,000	2,107,120

Texas--.9%

North Central Texas Health Facility Development Corp.,
Revenue(Baylor Health Care System Project)
5.50%,5/15/2007	2,000,000	2,087,440

Utah--1.0%

Utah Board of Regents, Student Loan Revenue
5%,5/1/2006	2,310,000	2,346,290

Virginia--9.5%

Chesterfield County Industrial Development Authority, PCR
(Virginia Electric and Power Co.)
5.50%,10/1/2009	3,000,000	3,129,270

Fairfax County Economic Development Authority, RRR
5.85%,2/1/2006(Insured; AMBAC)	4,000,000	4,070,960

Fredericksburg Industrial Development Authority,
Hospital Facilities Revenue
(Medicorp Health System)
5%,8/15/2006	1,665,000	1,702,179

Hopewell,Public Improvement
5%,7/15/2009	3,250,000	3,356,112

Roanoke Industrial Development Authority, HR
(Carilion Health System)
4%,7/1/2006(Insured;MBIA)	3,235,000	3,275,858

Southwest Virginia Regional Jail Authority,
Jail Facilities GAN
3%,9/1/2006(Insured;MBIA)	4,000,000	4,002,320

York County Industrial Development Authority,PCR
(Virginia Electric and Power Co.)
5.50%,7/1/2009	2,000,000	2,086,180

Washington--1.2%

Energy Northwest,Wind Project Revenue
4.30%,7/1/2005	615,000	615,012

Washington,COP
(Department of Ecology)
4.50%,4/1/2008(Insured;AMBAC)	1,000,000	1,040,520

Washington Public Power Supply System
(Nuclear Project Number 2 Revenue)
5.75%,7/1/2009	1,000,000	1,101,610

Wisconsin--3.0%

Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed:
5.50%,6/1/2006	2,000,000	2,035,540
5.50%,6/1/2010	1,500,000	1,621,635

Racine,SWDR(Republic Services Project)
3.25%,4/1/2009	2,000,000	1,959,380

Wisconsin Health and Educational Facilities Authority,
Revenue
(Froedtert and Community Health,Inc.Obligated Group)
5%,4/1/2010	1,000,000	1,072,570

U.S.Related--2.1%

Puerto Rico Public Buildings Authority,
Revenue(Government Facilities)
4.50%,7/1/2007	4,605,000	4,717,362

Total Long-Term Municipal Investments
(cost$221,824,332)		221,932,522

Short-Term Municipal Investment--4.9%

Pennsylvania Higher Education Assistance Agency,
Student Loan Revenue,VRDN
2.33% (Insured; AMBAC)
(cost $11,000,000)	11,000,000 c	11,000,000

Total Investments (cost $232,824,332)	102.9%	232,932,522

Liabilities, Less Cash and Receivables	(2.9)%	(6,499,869)

NetAssets	100.0%	226,432,653

Notes to Statement of Investments:

a Purchased on delayed delivery basis.
b At June 30,2005,the fund had $59,453,950 or 26.3% of net assets invested insecurities whose payment of principal and interest is dependent upon revenues generated from healthcare projects.
c Securities payable on demand. Variable interestrate-subject to periodic change.
the annual and semi annual reports previously filed with the Securities and Exchange CommissiononForm N-
CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER SHORT INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	August 10, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	August 10, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)